Leases - Lease liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	£ 21
Additions	20,818
Disposals	(242)
Modifications	353
Interest expense on lease liabilities	1,066	£ 3	£ 8
Payments	(9,903)	0	£ 0
Effect of foreign exchange revaluation and translations	1,079
Lease liabilities ending balance	53,365	21
Buildings
Disclosure of quantitative information about lease liabilities [Line Items]
Additions	20,818
Disposals	(242)
Modifications	353
Interest expense on lease liabilities	1,066
Payments	(9,882)
Effect of foreign exchange revaluation and translations	1,079
Lease liabilities ending balance	53,365
Office equipment
Disclosure of quantitative information about lease liabilities [Line Items]
Additions	0
Disposals	0
Modifications	0
Interest expense on lease liabilities	0
Payments	(21)
Effect of foreign exchange revaluation and translations	0
Lease liabilities ending balance	0
Restated
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	21
Lease liabilities ending balance		21
Restated | Buildings
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	0
Lease liabilities ending balance		0
Restated | Office equipment
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	21
Lease liabilities ending balance		21
IFRS 16
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	40,173
Lease liabilities ending balance		40,173
IFRS 16 | Buildings
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	40,173
Lease liabilities ending balance		40,173
IFRS 16 | Office equipment
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	£ 0
Lease liabilities ending balance		£ 0